Guarantor Financials (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Schedule Of Condensed Financial Statements [Abstract]
Guarantor Financials
Note 16 - Condensed Financial Statements of Guarantors
In connection with its separation from Ralcorp on February 3, 2012, the Company issued the Notes in an aggregate principal amount of $775.0. The Notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee. Interest payments on the Notes are due semi-annually each February 15 and August 15, with the first interest payment due on August 15, 2012. The maturity date of the Notes is February 15, 2022.
The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries, the "Guarantors." Our foreign subsidiaries, the "Non-Guarantors," will not guarantee the notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).
Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Post Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. The Condensed Consolidating Financial Statements present the Parent Company's investments in subsidiaries using the equity method of accounting. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. Post Foods LLC, currently the Company's sole domestic subsidiary, is a disregarded entity for U.S. income tax purposes, therefore income tax expense has been presented on the Guarantors' Condensed Statements of Operations using the U.S. effective tax rate for the Company. Income tax payable and deferred tax items for the consolidated U.S. tax paying group reside solely on the Parent Company's Condensed Balance Sheet. For periods prior to February 3, 2012, the Parent Company had no operations and therefore no Parent Company financial information is presented for those periods and accordingly the equity earnings of the Parent Company will not equal the earnings of the subsidiaries.

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (Unaudited)

	Nine Months Ended June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$671.5	$53.4	$(13.2)	$711.7
Cost of goods sold	—	366.1	40.0	(13.2)	392.9
Gross Profit	—	305.4	13.4	—	318.8

Selling, general and administrative expenses	2.1	187.6	13.1	—	202.8
Amortization of intangible assets	—	9.4	—	—	9.4
Other operating expenses, net	—	0.6	—	—	0.6
Operating (Loss) Profit	(2.1)	107.8	0.3	—	106.0

Interest expense	26.5	16.2	1.5	—	44.2
Other expense (income), net	—	3.3	(4.9)	—	(1.6)
(Loss) Earnings before Income Taxes	(28.6)	88.3	3.7	—	63.4
Income tax (benefit) expense	(10.8)	34.1	1.0	—	24.3
Net (Loss) Earnings before Equity in Subsidiaries	(17.8)	54.2	2.7	—	39.1
Equity earnings in subsidiaries	43.7	—	—	(43.7)	—
Net Earnings	$25.9	$54.2	$2.7	$(43.7)	$39.1
Total Comprehensive Income (Loss)	$24.3	$47.2	$(0.1)	$(42.1)	$29.3

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (Unaudited)

	Nine Months Ended June 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$695.5	$51.6	$(16.7)	$730.4
Cost of goods sold	—	357.7	40.6	(16.7)	381.6
Gross Profit	—	337.8	11.0	—	348.8

Selling, general and administrative expenses	—	167.5	12.8	—	180.3
Amortization of intangible assets	—	9.4	—	—	9.4
Impairment of intangible assets	—	32.1	—	—	32.1
Other operating expenses, net	—	1.0	0.1	—	1.1
Operating Profit (Loss)	—	127.8	(1.9)	—	125.9

Interest expense, net	—	35.6	3.0	—	38.6
Other expense (income), net	—	8.8	(3.0)	—	5.8
Earnings (Loss) before Income Taxes	—	83.4	(1.9)	—	81.5
Income tax expense (benefit)	—	26.7	(0.5)	—	26.2
Net Earnings (Loss) before equity in subsidiaries	—	56.7	(1.4)	—	55.3
Equity earnings in subsidiary	—	—	—	—	—
Net Earnings (Loss)	$—	$56.7	$(1.4)	$—	$55.3
Total Comprehensive Income	$—	$67.0	$3.9	$—	$70.9

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING BALANCE SHEETS (Unaudited)

	June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$70.8	$8.7	$4.0	$—	$83.5
Accounts receivable, net	—	52.9	9.7	(4.4)	58.2
Receivable from Ralcorp	—	4.5	—	—	4.5
Inventories	—	73.3	4.4	—	77.7
Deferred income taxes	3.0	—	0.1	—	3.1
Prepaid expenses and other current assets	3.7	2.4	0.5	—	6.6
Total Current Assets	77.5	141.8	18.7	(4.4)	233.6

Property, net	—	357.6	51.8	—	409.4
Goodwill	—	1,360.0	6.4	—	1,366.4
Other intangible assets, net	—	739.2	—	—	739.2
Intercompany receivable	365.9	—	—	(365.9)	—
Investment in subsidiaries	2,144.1	—	—	(2,144.1)	—
Other assets	14.1	0.8	2.2	(2.2)	14.9
Total Assets	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt	$13.1	$—	$—	$—	$13.1
Accounts payable	—	36.2	2.9	(4.4)	34.7
Other current liabilities	30.5	27.7	5.1	—	63.3
Total Current Liabilities	43.6	63.9	8.0	(4.4)	111.1

Long-term debt	934.7	—	—	—	934.7
Intercompany payable	—	365.9	—	(365.9)	—
Deferred income taxes	330.7	—	—	(2.2)	328.5
Other liabilities	8.6	88.0	8.6	—	105.2
Total Liabilities	1,317.6	517.8	16.6	(372.5)	1,479.5

Total Stockholders' Equity	1,284.0	2,081.6	62.5	(2,144.1)	1,284.0
Total Liabilities and Stockholders' Equity	$2,601.6	$2,599.4	$79.1	$(2,516.6)	$2,763.5

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING BALANCE SHEETS (Unaudited)

	September 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
			(in millions)		(as restated)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Accounts Receivable, net	—	1.3	8.8	—	10.1
Receivable from Ralcorp	—	41.3	—	—	41.3
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable with Ralcorp	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Current portion of long-term debt with Ralcorp	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term debt with Ralcorp	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Stockholders' Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Stockholders' Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

POST HOLDINGS, INC.
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Unaudited)

	Nine Months Ended June 30, 2012
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$27.8	$105.3	$5.2	$(43.0)	$95.3

Cash Flows from Investing Activities
Payments for capital expenditures	—	(21.1)	(1.2)	—	(22.3)
Payments for equity contributions	(6.0)	—	—	6.0	—
Proceeds from equity distributions	18.9	—	—	(18.9)	—
Net cash provided by (used in) investing activities	12.9	(21.1)	(1.2)	(12.9)	(22.3)

Cash Flows from Financing Activities
Proceeds from issuance of senior notes	775.0	—	—	—	775.0
Proceeds from issuance of term loan	175.0	—	—	—	175.0
Payment to Ralcorp	(900.0)	—	—	—	(900.0)
Repayments of long-term debt	(2.2)	—	—	—	(2.2)
Change in net investment of Ralcorp	—	(13.6)	(15.8)	—	(29.4)
Payments of debt issuance costs	(17.7)	—	—	—	(17.7)
Proceeds from repayment of notes receivable from Ralcorp	—	—	7.8	—	7.8
Proceeds from equity contributions	—	—	6.0	(6.0)	—
Payments for equity distributions	—	(61.9)	—	61.9	—
Net cash provided by (used in) financing activities	30.1	(75.5)	(2.0)	55.9	8.5
Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net increase in cash and cash equivalents	70.8	8.7	2.3	—	81.8
Cash and cash equivalents, beginning of period	—	—	1.7	—	1.7
Cash and cash equivalents, end of period	$70.8	$8.7	$4.0	$—	$83.5

	Nine Months Ended June 30, 2011
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net cash provided by operating activities	$—	$112.5	$5.6	$—	$118.1

Cash Flows from Investing Activities:
Payments for capital expenditures	—	(8.0)	(1.8)	—	(9.8)
Net cash used in investing activities	—	(8.0)	(1.8)	—	(9.8)

Cash Flows from Financing Activities:
Change in net investment of Ralcorp	—	(104.5)	(2.1)	—	(106.6)
Net cash used in financing activities	—	(104.5)	(2.1)	—	(106.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	0.5

Net increase in cash and cash equivalents	—	—	2.2	—	2.2
Cash and cash equivalents, beginning of period	—	—	4.8	—	4.8
Cash and cash equivalents, end of period	$—	$—	$7.0	$—	$7.0

Note 19 — Condensed Financial Statements of Guarantors
In connection with its separation from Ralcorp on February 3, 2012, the Company issued the Notes in an aggregate principal amount of $775.0. The Notes were issued pursuant to an indenture dated as of February 3, 2012 among the Company, Post Foods, LLC, as guarantor, and Wells Fargo Bank, National Association, as trustee. Interest payments on the Notes are due semi-annually each February 15 and August 15, with the first interest payment due on August 15, 2012. The maturity date of the Notes is February 15, 2022.

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries, the "Guarantors." Our foreign subsidiaries, the "Non-Guarantors," will not guarantee the notes. These guarantees are subject to release in limited circumstances (only upon the occurrence of certain customary conditions).
Set forth below are the condensed combining financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Post Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a combined basis. The Condensed Combining Financial Statements present the Parent Company's investments in subsidiaries using the equity method of accounting. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries. For periods prior to February 3, 2012, the Parent Company had no operations and therefore no financial information is presented for those periods.
POST CEREALS BUSINESS
 COMBINING STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$921.2	$68.5	$(21.5)	$968.2
Cost of goods sold	—	482.8	55.3	(21.5)	516.6
Gross Profit	—	438.4	13.2	—	451.6

Selling, general and administrative expenses	—	223.8	15.7	—	239.5
Amortization of intangible assets	—	12.6	—	—	12.6
Impairment of goodwill and other intangible assets	—	566.5	—	—	566.5
Other operating expenses, net	—	1.5	0.1	—	1.6
Operating Loss	—	(366.0)	(2.6)	—	(368.6)

Intercompany interest expense	—	47.5	4.0	—	51.5
Other expense	—	13.1	(2.6)	—	10.5
Loss before Income Taxes	—	(426.6)	(4.0)	—	(430.6)
Income tax benefit	—	(5.3)	(1.0)	—	(6.3)
Net Loss	$—	$(421.3)	$(3.0)	$—	$(424.3)
Total Comprehensive Loss	$—	$(426.5)	$(2.0)	$—	$(428.5)

POST CEREALS BUSINESS
 COMBINING STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$958.9	$64.3	$(26.5)	$996.7
Cost of goods sold	—	522.4	57.8	(26.5)	553.7
Gross Profit	—	436.5	6.5	—	443.0

Selling, general and administrative expenses	—	215.3	3.5	—	218.8
Amortization of intangible assets	—	12.7	—	—	12.7
Impairment of goodwill and other intangible assets	—	19.4	—	—	19.4
Other operating expenses, net	—	1.3	—	—	1.3
Operating Profit	—	187.8	3.0	—	190.8

Intercompany interest expense	—	47.6	3.9	—	51.5
Other expense	—	—	(2.2)	—	(2.2)
Earnings before Income Taxes	—	140.2	1.3	—	141.5
Income tax provision	—	48.7	0.8	—	49.5
Net Earnings	$—	$91.5	$0.5	$—	$92.0
Total Comprehensive Income	$—	$88.1	$2.2	$—	$90.3

POST CEREALS BUSINESS
 COMBINING STATEMENTS OF OPERATIONS (CONDENSED)

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)

Net Sales	$—	$1,020.3	$84.5	$(32.7)	$1,072.1
Cost of goods sold	—	537.4	66.1	(32.7)	570.8
Gross Profit	—	482.9	18.4	—	501.3

Selling, general and administrative expenses	—	253.1	19.6	—	272.7
Amortization of intangible assets	—	12.6	—	—	12.6
Other operating expenses, net	—	0.5	0.3	—	0.8
Operating Profit (Loss)	—	216.7	(1.5)	—	215.2

Intercompany interest expense	—	54.5	3.8	—	58.3
Earnings (Loss) before Income Taxes	—	162.2	(5.3)	—	156.9
Income tax provision (benefit)	—	57.4	(1.6)	—	55.8
Net Earnings (Loss)	$—	$104.8	$(3.7)	$—	$101.1
Total Comprehensive Income (Loss)	$—	$104.2	$(6.0)	$—	$98.2

POST CEREALS BUSINESS
COMBINING BALANCE SHEETS (CONDENSED)

	September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$1.7	$—	$1.7
Receivable from Ralcorp	—	41.3	—	—	41.3
Receivables, net	—	1.3	8.8	—	10.1
Inventories	—	60.4	6.2	—	66.6
Deferred income taxes	—	3.6	0.2	—	3.8
Prepaid expenses and other current assets	—	3.2	0.8	—	4.0
Intercompany notes receivable	—	—	7.8	—	7.8
Total Current Assets	—	109.8	25.5	—	135.3

Property, net	—	357.9	54.2	—	412.1
Goodwill	—	1,359.9	6.3	—	1,366.2
Other intangible assets, net	—	748.6	—	—	748.6
Investment in partnership	—	—	60.2	—	60.2
Other assets	—	0.8	3.1	(3.1)	0.8
Total Assets	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Short-term intercompany debt	$—	$—	$68.0	$—	$68.0
Accounts payable	—	24.8	4.0	—	28.8
Other current liabilities	—	31.1	6.4	—	37.5
Total Current Liabilities	—	55.9	78.4	—	134.3

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	335.9	—	(3.1)	332.8
Other liabilities	—	96.8	8.1	—	104.9
Total Liabilities	—	1,153.1	138.5	(3.1)	1,288.5

Total Ralcorp Equity	—	1,423.9	10.8	—	1,434.7
Total Liabilities and Ralcorp Equity	$—	$2,577.0	$149.3	$(3.1)	$2,723.2

POST CEREALS BUSINESS
COMBINING BALANCE SHEETS (CONDENSED)

	September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$4.8	$—	$4.8
Receivables, net	—	54.2	11.8	—	66.0
Inventories	—	64.1	6.3	—	70.4
Deferred income taxes	—	3.3	0.2	—	3.5
Prepaid expenses and other current assets	—	1.9	0.4	—	2.3
Total Current Assets	—	123.5	23.5	—	147.0

Property, net	—	386.4	59.5	—	445.9
Goodwill	—	1,787.7	6.4	—	1,794.1
Other intangible assets, net	—	899.9	—	—	899.9
Investment in partnership	—	—	60.8	—	60.8
Other assets	—	0.3	2.0	(2.0)	0.3
Total Assets	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

LIABILITIES AND RALCORP EQUITY
Current Liabilities
Accounts payable	$—	$30.8	$5.3	$—	$36.1
Other current liabilities	—	31.9	6.2	—	38.1
Total Current Liabilities	—	62.7	11.5	—	74.2

Long-term intercompany debt	—	664.5	52.0	—	716.5
Deferred income taxes	—	406.9	—	(2.0)	404.9
Other liabilities	—	82.8	7.9	—	90.7
Total Liabilities	—	1,216.9	71.4	(2.0)	1,286.3

Total Ralcorp Equity	—	1,980.9	80.8	—	2,061.7
Total Liabilities and Ralcorp Equity	$—	$3,197.8	$152.2	$(2.0)	$3,348.0

POST CEREALS BUSINESS
 COMBINING STATEMENTS OF CASH FLOWS (CONDENSED)

	Year Ended September 30, 2011 (as restated)
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided (Used) by Operating Activities	$—	$144.6	$(0.8)	$—	$143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(12.5)	(2.4)	—	(14.9)
Net Cash Used by Investing Activities	—	(12.5)	(2.4)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(132.1)	(60.2)	—	(192.3)
Changes in intercompany debt	—	—	60.2	—	60.2
Net Cash Used by Financing Activities	—	(132.1)	—	—	(132.1)
Effect of Exchange Rate Changes on Cash	—	—	0.1	—	0.1

Net Decrease in Cash and Cash Equivalents	—	—	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	—	—	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$—	$—	$1.7	$—	$1.7

	Year Ended September 30, 2010
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$132.7	$2.9	$—	$135.6

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(19.9)	(4.4)	—	(24.3)
Net Cash Used by Investing Activities	—	(19.9)	(4.4)	—	(24.3)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	(112.8)	0.4	—	(112.4)
Net Cash (Used) Provided by Financing Activities	—	(112.8)	0.4	—	(112.4)
Effect of Exchange Rate Changes on Cash	—	—	0.2	—	0.2

Net Decrease in Cash and Cash Equivalents	—	—	(0.9)	—	(0.9)
Cash and Cash Equivalents, Beginning of Year	—	—	5.7	—	5.7
Cash and Cash Equivalents, End of Year	$—	$—	$4.8	$—	$4.8

POST CEREALS BUSINESS
 COMBINING STATEMENTS OF CASH FLOWS (CONDENSED)

	Year Ended September 30, 2009
	Parent		Non-
	Company	Guarantors	Guarantors	Eliminations	Total
	(In millions)
Net Cash Provided by Operating Activities	$—	$207.4	$13.7	$—	$221.1

Cash Flows from Investing Activities
Additions to property and intangible assets	—	(25.5)	(11.2)	—	(36.7)
Proceeds from sale of property	—	(0.9)	0.9	—	—
Net Cash Used by Investing Activities	—	(26.4)	(10.3)	—	(36.7)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	—	119.0	(2.3)	—	116.7
Changes in intercompany debt	—	(300.0)	—	—	(300.0)
Net Cash Used by Financing Activities	—	(181.0)	(2.3)	—	(183.3)
Effect of Exchange Rate Changes on Cash	—	—	1.4	—	1.4

Net Increase in Cash and Cash Equivalents	—	—	2.5	—	2.5
Cash and Cash Equivalents, Beginning of Year	—	—	3.2	—	3.2
Cash and Cash Equivalents, End of Year	$—	$—	$5.7	$—	$5.7

Senior Notes	$ 775.0	$ 0